BLACKROCK SERIES FUND, INC.

BlackRock Global Allocation Portfolio

(the “Fund”)

Supplement dated April 16, 2024 to the Statement of Additional Information (“SAI”) of the Fund, dated May 1, 2023, as amended or supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Portfolio Manager Information” is revised as follows:

The sub-section entitled “Other Portfolios and Accounts Managed — Global Allocation Portfolio” is deleted in its entirety and replaced with the following:

Global Allocation Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Rick Rieder	23 $101.7 Billion	37 $38.48 Billion	18 $3.31 Billion	0 $0	7 $533.4 Million	3 $265.8 Million
Russ Koesterich, CFA, JD	12 $34.86 Billion	8 $18.08 Billion	9 $0.28 Million	0 $0	0 $0	0 $0
David Clayton, CFA, JD1	12 $34.86 Billion	8 $18.08 Billion	7 $0.22 Million	0 $0	0 $0	0 $0

[1]	Effective June 30, 2024, David Clayton, CFA, JD will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Discretionary Incentive Compensation” with respect to the portfolio managers of the Fund is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation

Messrs. Rieder, Koesterich and Clayton

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Performance is generally assessed over trailing 1-, 3-and 5-year periods relative to benchmarks plus an alpha target as well as against peer groups. In most cases, benchmarks are the same as the benchmark or benchmarks against which the performance of Global Allocation Portfolio or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Portfolio and other accounts managed by each portfolio manager relative to the various benchmarks. With respect to these portfolio managers in relation to these portfolios, the benchmarks for the Portfolio and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Rick Rieder Russ Koesterich, CFA, JD David Clayton, CFA, JD1	Global Allocation Portfolio	S&P 500 Index, FTSE World ex-US Index, ICE BofA Current 5-Year Treasury Index and FTSE Non-US Dollar World Government Bond Index

[1]	Effective June 30, 2024, David Clayton, CFA, JD will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Portfolio Ownership” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Portfolios beneficially owned by each portfolio manager as of the fiscal year ended December 31, 2022.

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities of the Portfolio(s) Owned
Caroline Bottinelli	Capital Appreciation Portfolio	None
David Clayton, CFA, JD1	Global Allocation Portfolio	None
Travis Cooke, CFA	Advantage Large Cap Core Portfolio	None
Daniel Felder, CFA	Sustainable Balanced Portfolio	None
Philip Green	Sustainable Balanced Portfolio	None
Russ Koesterich, CFA, JD	Global Allocation Portfolio	None
Richard Mathieson	Advantage Large Cap Core Portfolio	None
Michael Pensky, CFA	Sustainable Balanced Portfolio	None
Rick Rieder	Global Allocation Portfolio	None
Phil Ruvinsky	Capital Appreciation Portfolio	None
Raffaele Savi	Advantage Large Cap Core Portfolio	None

[1]	Effective June 30, 2024, David Clayton, CFA, JD will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.